Consolidated statements of financial position - DKK (kr)	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	kr 75,154,000	kr 2,480,000
Property, plant and equipment	94,315,000	39,708,000
Right-of-use assets	131,966,000	85,632,000
Deposits	16,261,000	9,012,000
Corporate tax receivable	4,125,000	0
Deferred tax assets	510,000	0
Other investments	33,007,000	35,632,000
Total non-current assets	355,338,000	172,464,000
Current assets
Inventories	75,162,000	0
Trade receivables	44,238,000	751,000
Prepaid expenses	39,896,000	30,755,000
Corporate tax receivable	6,725,000	7,101,000
Other receivables	9,190,000	7,935,000
Marketable securities	296,909,000	299,448,000
Cash and cash equivalents	1,231,685,000	1,081,060,000	kr 1,242,871,000	kr 860,635,000
Total current assets	1,703,805,000	1,427,050,000
Total assets	2,059,143,000	1,599,514,000
EQUITY AND LIABILITIES
Share capital	39,778,961	36,054,661	35,865,461	30,786,827
Share premium	3,457,526,000	2,650,142,000
Translation reserve	2,405,000	0
Accumulated loss	(1,909,707,000)	(1,443,524,000)
Equity	1,590,003,000	1,242,673,000	kr 1,409,193,000	kr 1,116,281,000
Deferred revenue	45,191,000	83,639,000
Deferred tax liabilities	11,163,000	0
Lease liabilities	119,290,000	78,068,000
Non-current liabilities	175,644,000	161,707,000
Trade payables	61,703,000	57,533,000
Corporate tax payables	1,775,000	614,000
Lease liabilities	14,218,000	7,692,000
Deferred revenue	58,589,000	56,251,000
Discount and rebate liabilities	28,289,000	0
Other liabilities	128,922,000	73,044,000
Current liabilities	293,496,000	195,134,000
Total liabilities	469,140,000	356,841,000
Total equity and liabilities	kr 2,059,143,000	kr 1,599,514,000